TAX (Tables)	12 Months Ended
Dec. 31, 2021
TAX
Schedule of income tax

USDm	2021	2020	2019
Tax for the year
Current tax for the year	0.6	0.4	0.9
Adjustments related to previous years	(0.1)	0.1	(0.4)
Adjustment of deferred tax	(0.1)	—	—
Income tax charge for the year	0.4	0.5	0.5
Tonnage tax charge for the year	0.9	0.9	0.3
Total	1.3	1.4	0.8

Schedule of non-current tax liability related to held over gains

USDm	2021	2020	2019
Non-current tax liability related to held over gains
Balance as of 31 December	45.2	44.9	44.9